Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 33,016	€ 35,895
Loan loss on provisions	5,347	5,779
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	2,434	1,862
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	29,693	32,977
Loan loss on provisions	12	12
Loans and advances [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	889	1,056
Loan loss on provisions	€ 1	€ 2